Consolidated Statements of Comprehensive Income and Other Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OPERATING REVENUE
Consumer loan repayment and collection management service fees	$ 156,062	$ 1,074,734	$ 3,618,823
Loan recommendation service fees	1,177,822	2,087,717	260,388
Prepaid payment network service fee	928,565	432,958	86,052
Total operating revenue	2,262,449	3,595,409	3,965,263
OPERATING EXPENSE
Selling, general and administrative expenses	3,041,415	1,414,979	1,528,043
Total operating expenses	3,041,415	1,414,979	1,528,043
INCOME(LOSS) FROM OPERATIONS	(778,966)	2,180,430	2,437,220
OTHER INCOME (EXPENSES)	(56,931)	(354)	8,495
INCOME(LOSS) BEFORE INCOME TAX PROVISION	(835,897)	2,180,076	2,445,715
INCOME TAX EXPENSE	257,344	592,701	611,362
NET INCOME(LOSS)	(1,093,241)	1,587,375	1,834,353
OTHER COMPREHENSIVE INCOME
Foreign currency translation adjustment	152,700	36,993	33,571
COMPREHENSIVE INCOME (LOSS)	$ (940,541)	$ 1,624,368	$ 1,867,924
Earnings(loss) per common share- basic and diluted (in Dollars per share)	$ (0.09)	$ 0.16	$ 0.18
Weighted average shares- basic and diluted (in Shares)	11,873,973	10,000,000	10,000,000